Commitments - Schedule of Commitments (Details)	Dec. 31, 2025 CAD ($)
2026 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payment	$ 606,100
2027 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payment	$ 252,400